Significant Accounting Policies: Concentration of Credit Risk (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.  The Company performs ongoing credit evaluations of its customers and maintains allowances for potential credit losses.  Sales to the Company’s four largest customers approximated 37% and 52% of total sales for the years ended March 31, 2013, and 2012, respectively.